PROPERTY, PLANT AND EQUIPMENT - Summaries of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	$ 2,989.5	$ 2,515.6
Business combinations (Note 2)		135.5
Disposals	(6.6)	(12.6)
Depreciation	(220.0)	(204.8)
Impairment	(9.3)	(2.2)
Transfers and others	(21.7)	23.9
Foreign currency exchange differences	(26.7)	168.8
Property, plant and equipment, end	2,993.0	2,989.5
Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	287.8	356.2
Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions		9.1
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	4,688.7
Property, plant and equipment, end	4,808.4	4,688.7
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(1,699.2)
Property, plant and equipment, end	(1,815.4)	(1,699.2)
Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	523.4	387.0
Business combinations (Note 2)		72.1
Disposals	0.0	(0.2)
Depreciation	(34.4)	(30.1)
Impairment	0.0	(0.8)
Transfers and others	7.4	52.9
Foreign currency exchange differences	(7.6)	23.7
Property, plant and equipment, end	508.0	523.4
Buildings and land | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	19.2	18.8
Buildings and land | Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0.0
Buildings and land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	842.5
Property, plant and equipment, end	858.7	842.5
Buildings and land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(319.1)
Property, plant and equipment, end	(350.7)	(319.1)
Simulators
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	1,997.1	1,727.8
Business combinations (Note 2)		22.4
Disposals	(0.2)	0.0
Depreciation	(157.6)	(148.2)
Impairment	(9.3)	(0.4)
Transfers and others	173.4	262.6
Foreign currency exchange differences	(10.6)	128.2
Property, plant and equipment, end	2,014.8	1,997.1
Simulators | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	22.0	4.7
Simulators | Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0.0
Simulators | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	3,158.7
Property, plant and equipment, end	3,244.7	3,158.7
Simulators | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(1,161.6)
Property, plant and equipment, end	(1,229.9)	(1,161.6)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	64.2	61.6
Business combinations (Note 2)		4.3
Disposals	(1.5)	(0.2)
Depreciation	(19.3)	(20.2)
Impairment	0.0	(0.2)
Transfers and others	14.2	6.6
Foreign currency exchange differences	(0.1)	2.4
Property, plant and equipment, end	70.4	64.2
Machinery and equipment | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	12.9	9.9
Machinery and equipment | Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0.0
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	241.6
Property, plant and equipment, end	261.1	241.6
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(177.4)
Property, plant and equipment, end	(190.7)	(177.4)
Aircraft
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	88.3	79.6
Business combinations (Note 2)		0.0
Disposals	(4.9)	(12.1)
Depreciation	(8.7)	(6.3)
Impairment	0.0	(0.8)
Transfers and others	11.4	(3.8)
Foreign currency exchange differences	(1.9)	5.1
Property, plant and equipment, end	98.0	88.3
Aircraft | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	13.8	17.5
Aircraft | Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions		9.1
Aircraft | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	129.4
Property, plant and equipment, end	142.1	129.4
Aircraft | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(41.1)
Property, plant and equipment, end	(44.1)	(41.1)
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	316.5	259.6
Business combinations (Note 2)		36.7
Disposals	0.0	(0.1)
Depreciation	0.0	0.0
Impairment	0.0	0.0
Transfers and others	(228.1)	(294.4)
Foreign currency exchange differences	(6.5)	9.4
Property, plant and equipment, end	301.8	316.5
Assets under construction | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	219.9	305.3
Assets under construction | Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0.0
Assets under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	316.5
Property, plant and equipment, end	301.8	316.5
Assets under construction | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end	$ 0.0	$ 0.0